[logo] PIONEER Investments(R)




January 6, 2014



VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C.  20549

Re:  Pioneer Series Trust V (the "Trust")
     (File Nos. 333-129005 and 811-21823)
     CIK No. 0001341256

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we certify that the forms of prospectuses and statements of additional information relating to the offering of Class A, Class B, Class C and Class Y shares of Pioneer Global Equity Fund and the offering of Class A, Class C and Class Y shares of Pioneer High Income Municipal Fund, each a series of the Trust, which would have been filed under paragraph (c) of Rule 497, do not differ from those contained in Post-Effective Amendment No. 19 to the Trust's registration statement on Form N-1A, filed electronically with the Commission on December 23, 2013 (SEC Accession No. 0001341256-13-000031).

If you have any questions or comments concerning the foregoing certification, please contact me at (617) 422-4703.

Very truly yours,


/s/ Thomas Reyes
-------------------------
    THomas Reyes


cc:  Christopher J. Kelley, Esq.
     Jeremy B. Kantrowitz, Esq.




Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820




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